DERIVATIVE LIABILITIES - WARRANTS (Details) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Balance at beginning of year	89,870,034	102,143,091
Warrant exercises, forfeited or expired	48,283,968	12,273,057
Ending Balance	41,586,066	89,870,034
Balance at beginning of year	$ 0.06	$ 0.06
Warrant exercises, forfeited or expired	0.06	0.07
Ending Balance	$ 0.06	$ 0.06